GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Units (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 22, 2014	Jan. 01, 2015 reporting_unit	Mar. 31, 2015
Goodwill:
Impairments	$ 0	$ 0	$ 0
Goodwill	23,592,000,000	25,009,000,000	25,673,000,000
Citi Holdings
Goodwill:
Goodwill	219,000,000	156,000,000	153,000,000
North America Global Consumer Banking
Goodwill:
Fair Value as a % of allocated book value	260.00%
Goodwill	6,756,000,000
EMEA Global Consumer Banking
Goodwill:
Fair Value as a % of allocated book value	188.00%
Goodwill	309,000,000
Asia Global Consumer Banking
Goodwill:
Fair Value as a % of allocated book value	279.00%
Goodwill	4,627,000,000
Latin America Global Consumer Banking
Goodwill:
Fair Value as a % of allocated book value	221.00%
Goodwill	1,525,000,000
Banking
Goodwill:
Fair Value as a % of allocated book value	404.00%
Goodwill	3,481,000,000
Markets and Securities Services
Goodwill:
Fair Value as a % of allocated book value	200.00%
Goodwill	6,675,000,000
Latin America Retirement Services
Goodwill:
Fair Value as a % of allocated book value	193.00%
Goodwill	42,000,000
Citi Holdings-Consumer EMEA
Goodwill:
Fair Value as a % of allocated book value	107.00%
Goodwill	23,000,000
Citi Holdings-Consumer Japan
Goodwill:
Fair Value as a % of allocated book value	191.00%
Goodwill	61,000,000
Citi Holdings-Consumer Finance of South Korea
Goodwill:
Fair Value as a % of allocated book value	46.00%
Goodwill	16,000,000
Citi Holdings-Consumer Latin America
Goodwill:
Fair Value as a % of allocated book value	151.00%
Goodwill	77,000,000
Spain Consumer Business | Citi Holdings
Goodwill:
Goodwill, Percentage Allocated To Sale				100.00%
Subsequent Event
Goodwill:
Number of Markets					11
Subsequent Event | Citi Holdings
Goodwill:
Number of Reporting Units					5
Subsequent Event | Citi Holdings-Consumer EMEA
Goodwill:
Fair Value as a % of allocated book value					107.00%
Subsequent Event | Citi Holdings-Consumer Finance of South Korea
Goodwill:
Impairments						$ 16,000,000